Document and Entity Information Document	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	TERADATA CORP /DE/
Entity File Number	001-33458
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	75-3236470
Entity Address, Address Line One	17095 Via Del Campo
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92127
City Area Code	866
Local Phone Number	548-8348
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	TDC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000816761
Amendment Flag	false